15. TRADE AND OTHER RECEIVABLES (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade And Other Receivables Details Narrative
Expired trade receivables	$ 1,653	$ 2,766
Allowance for the impairment of trade receivables	557	429	$ 88
Allowance for the impairment of other receivables	$ 173	$ 252	$ 314